EMPLOYEE BENEFITS (Tables)	12 Months Ended
Jun. 30, 2022
Employee benefits [Abstract]
Liability for CLTI long term incentives expected to be settled in 12 months
Amounts in R million Note 2022 2021
Movements in the total liability for long-term incentive scheme is as follows:
Opening balance - 227.6
Share-based payment (benefit)/expense - CLTI scheme 5.3 - (44.3)
Vested and paid - (183.3)
Liability for CLTI scheme at the end of the year - -
Reconciliation of outstanding phantom shares 2022 2021
Weighted Weighted
average average
Shares price Shares price
Number R per share Number R per share
Opening balance - 9,845,638
Vested and paid - - (9,845,638) 18.62
Closing balance - -

Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment expense ELTI scheme	Amounts in R million 2022 2021 2020 Share-based payment expense - ELTI scheme 18.4 16.0 6.0
TSR performance in relation to percentiles of peer groups performance	Percentile of peers % of performance shares vesting < 25th percentile - % 25th to < 50th percentile 25% 50th to < 75th percentile 75% ≥ 75th percentile 100%
Monte Carlo simulation pricing model and key inputs
Grant date October 20, 2021 October 22, 2020 December 2, 2019
Vesting date October 20, 2024 October 22, 2023 December 2, 2022
Weighted average fair value of 80% performance shares

1
7.34 10.49 4.12
Weighted average fair value of 20% retention shares 12.32 18.67 5.49
Expected term (years) 3 3 3
Grant date share price of a DRDGOLD share 13.55 19.43 6.15
Expected dividend yield 3.15% 1.33% 3.81%
Expected volatility

2
60.20% 63.07% 53.80%
Expected risk free rate 5.78% 3.82% 6.80%
1

The performance conditions are included in the

measurement of the grant date fair value as they

are classified as market-based performance
conditions
2

Expected volatility has been based on an evaluation

of the historical volatility of DRDGOLD’s share price,

commensurate with the expected
term of the options

Key management personnel remuneration
Key management personnel remuneration
Amounts in R million Note 2022 2021 2020
- Board fees paid 7.8 7.6 6.2
- Salaries paid 82.5 75.5 67.3
- Short term incentives relating to this cycle 84.1 73.8 63.6
- Market value of long-term incentives vested and transferred 19.2 40.1 - -
- Long term incentives paid during the cycle 19.1 - 183.3 41.5
214.5 340.2 178.6

Conditional shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Reconciliation of number of shares
Reconciliation of the number of conditional shares 2022 2021
Shares
Number
Weighted
average price

R per share
Shares
Number
Weighted
average price

R per share
Opening balance 7,840,620 5,860,760
Granted
October 22, 2020 - 1,979,860
October 20, 2021 3,508,232 -
Vested (2,862,654) 14.02 - -
Forfeited (892,528) -
Closing balance 7,593,670 7,840,620
Vesting on 7,593,670 7,840,620
December 2, 2021 - 2,930,380
December 2, 2022 2,715,604 2,930,380
October 22, 2023 1,666,778 1,979,860
October 20, 2024 3,211,288 -